Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Gain/(loss) from equity method investments	¥ (13,512)	$ (1,851)	¥ (10,084)	¥ 6,453
Impairment loss for its equity method investments	0		61	500
Gain (loss) on equity securities fair value	1,608		¥ 1,948	¥ 391
Long-term Investments
Schedule Of Equity Method Investments [Line Items]
Investment commitment	¥ 0